Capital leases (Details 1)	Sep. 30, 2015 USD ($)
Capital Leased Assets [Line Items]
2015	$ 966,552
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	32,351,978
Less amount representing interest	(4,808,773)
Net minimum lease payments	$ 27,543,205